Net Sales and Operating Income Recognized by Geographic Origin (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Japan USD ($)	Mar. 31, 2012 Japan JPY (¥)	Mar. 31, 2011 Japan JPY (¥)	Mar. 31, 2010 Japan JPY (¥)	Mar. 31, 2012 Americas USD ($)	Mar. 31, 2012 Americas JPY (¥)	Mar. 31, 2011 Americas JPY (¥)	Mar. 31, 2010 Americas JPY (¥)	Mar. 31, 2012 Europe USD ($)	Mar. 31, 2012 Europe JPY (¥)	Mar. 31, 2011 Europe JPY (¥)	Mar. 31, 2010 Europe JPY (¥)	Mar. 31, 2012 Geographic Information Other USD ($)	Mar. 31, 2012 Geographic Information Other JPY (¥)	Mar. 31, 2011 Geographic Information Other JPY (¥)	Mar. 31, 2010 Geographic Information Other JPY (¥)	Mar. 31, 2012 The United States (included in The Americas) USD ($)	Mar. 31, 2012 The United States (included in The Americas) JPY (¥)	Mar. 31, 2011 The United States (included in The Americas) JPY (¥)	Mar. 31, 2010 The United States (included in The Americas) JPY (¥)
Segment Reporting Information [Line Items]
Consolidated Sales	$ 23,213,134	¥ 1,903,477,000	¥ 1,941,336,000	¥ 2,015,811,000	$ 10,810,061	¥ 886,425,000	¥ 875,819,000	¥ 876,498,000	$ 5,716,195	¥ 468,728,000	¥ 520,000,000	¥ 558,942,000	$ 4,982,219	¥ 408,542,000	¥ 415,189,000	¥ 456,563,000	$ 1,704,659	¥ 139,782,000	¥ 130,328,000	¥ 123,808,000	$ 4,839,951	¥ 396,876,000	¥ 445,433,000	¥ 484,838,000
Consolidated Property, plant and equipment	$ 3,274,719	¥ 268,527,000	¥ 264,818,000	¥ 263,081,000	$ 2,434,915	¥ 199,663,000	¥ 201,841,000	¥ 199,936,000	$ 335,695	¥ 27,527,000	¥ 24,823,000	¥ 24,560,000	$ 262,524	¥ 21,527,000	¥ 19,401,000	¥ 16,628,000	$ 241,585	¥ 19,810,000	¥ 18,753,000	¥ 21,957,000	$ 283,049	¥ 23,210,000	¥ 20,086,000	¥ 20,998,000